SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - GNQ INSILICO INC [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Consulting fees payable to CTO			$ 40,000
Payroll and expenses payable to Nimish Saxena		$ 1,587	5,416
Expense reimbursement to the CEO	6,789	6,892	4,547
Accounting fees payable to related party		1,500
Total	23,131	98,001	$ 49,963
Consulting fees & expense reimbursements to CTO	$ 16,342	88,022
Previously Reported [Member]
Consulting fees payable to CTO		88,022
Payroll and expenses payable to Nimish Saxena		1,587
Expense reimbursement to the CEO		6,892
Accounting fees payable to related party		1,500
Total		$ 98,001